Segment information (Tables)	9 Months Ended
Sep. 30, 2026
Segment information [Abstract]
Schedule of Segment Information
The results for the three months ended September 30, 2026, and September 30, 2025, respectively, are shown below.

For the three months ended September 30, 2026	Intellectual Property	Metals Extraction	Corporate	Inter-Segment eliminations	Total
	$	$	$	$	$

Revenue	316,544	-	1,302,197	(1,354,405)	264,336
Cost of sales	(98,825)	-	(1,216,677)	1,216,677	(98,825)
Gain (loss) on foreign exchange	99,364	(60,567)	(7,152)	-	31,645
General and administrative expenses[1]	(1,272,340)	(247,391)	(3,671,862)	52,533	(5,139,060)
Depreciation and amortization	(350,063)	(5,692)	(4,092)	-	(359,847)
Interest income	1,632,750	-	184,504	(1,629,656)	187,598
Fair value gain on embedded derivatives	-	-	322,000	-	322,000
Fair value gain on warrants	-	-	500,000	-	500,000
Fair value gain on deferred consideration	193,887	-	-	-	193,887
Interest expense	(10,672)	(41,273)	(2,720,244)	-	(2,772,189)
Income (loss) before tax	510,645	(354,923)	(5,311,326)	(1,714,851)	(6,870,455)

For the three months ended September 30, 2025	Intellectual Property	Metals Extraction	Corporate	Inter-Segment eliminations	Total
	$	$	$	$	$

Revenue	299,285	-	994,433	(1,139,678)	154,040
Cost of sales	(91,457)	-	(931,257)	931,258	(91,456)
Gain (loss) on foreign exchange	(23,004)	375,422	(19,626)	-	332,792
General and administrative expenses[1]	(1,143,889)	(348,472)	(2,744,756)	119,846	(4,117,271)
Depreciation and amortization	(348,530)	(5,692)	(26,336)	-	(380,558)
Interest income	1,414,140	89	60,865	(1,399,140)	75,954
Fair value loss on embedded derivatives	-	-	(2,895,000)	-	(2,895,000)
Fair value loss on deferred consideration	(3,690,000)	-	-	-	(3,690,000)
Interest expense	(5,025)	(29,295)	(2,721,709)	-	(2,756,029)
Loss before tax	(3,588,480)	(7,948)	(8,283,386)	(1,487,714)	(13,367,528)
The results for the nine months ended September 30, 2026, and September 30, 2025, respectively, are shown below.

For the nine months ended September 30, 2026	Intellectual Property	Metals Extraction	Corporate	Inter-Segment eliminations	Total
	$	$	$	$	$

Revenue	1,985,910	-	4,121,429	(4,175,262)	1,932,077
Cost of sales	(1,264,748)	-	(3,852,306)	3,852,306	(1,264,748)
Gain (loss) on foreign exchange	370,672	294,141	(21,881)	-	642,932
General and administrative expenses[1]	(3,521,578)	(1,473,508)	(10,277,796)	51,944	(15,220,938)
Depreciation and amortization	(1,091,056)	(17,075)	(19,117)	2,215	(1,125,033)
Interest income	4,674,577	-	425,725	(4,657,033)	443,269
Fair value gain on embedded derivatives	-	-	1,871,000	-	1,871,000
Fair value gain on warrants	-	-	1,560,000	-	1,560,000
Fair value gain on deferred consideration	5,486,804	-	-	-	5,486,804
Interest expense	(23,197)	(142,845)	(8,063,982)	-	(8,230,024)
Income (loss) before tax	6,617,384	(1,339,287)	(14,256,928)	(4,925,830)	(13,904,661)

As at September 30, 2026
Segment assets	158,872,330	197,088,078	171,001,825	(322,759,664)	204,202,569
Segment liabilities	21,863,251	135,152,269	61,513,978	(102,691,275)	115,838,223

For the nine months ended September 30, 2025	Intellectual Property	Metals Extraction	Corporate	Inter-Segment eliminations	Total
	$	$	$	$	$

Revenue	951,224	-	3,619,162	(4,090,895)	479,491
Cost of sales	(264,943)	-	(3,317,528)	3,317,529	(264,942)
Gain (loss) on foreign exchange	511,962	90,992	(26,715)	-	576,239
General and administrative expenses[1]	(3,045,256)	(1,744,972)	(7,186,471)	548,658	(11,428,041)
Depreciation and amortization	(1,017,185)	(17,075)	(44,958)	-	(1,079,218)
Interest income	3,821,592	99	450,521	(3,782,349)	489,863
Fair value gain on embedded derivatives	-	-	11,250,000	-	11,250,000
Fair value loss on deferred consideration	(3,690,000)	-	-	-	(3,690,000)
Interest expense	(16,680)	(42,743)	(7,576,449)	-	(7,635,872)
Loss before tax	(2,749,286)	(1,713,699)	(2,832,438)	(4,007,057)	(11,302,480)

As at December 31, 2025
Segment assets	144,404,325	165,038,598	153,679,239	(287,370,479)	175,751,683
Segment liabilities	26,695,036	102,843,488	58,642,182	(85,261,778)	102,918,928

Non-current assets	September 30, 2026	December 31, 2025
	$	$
Tanzania	175,148,592	144,521,639
Australia	2,699,073	3,075,959
Rest of the world	10,403	705,488
	177,858,068	148,303,086